Financial Assets at Fair Value through Profit or Loss and Financial Investments	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through profit or loss [Abstract]
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss Explanatory

12. Financial Assets at Fair Value through Profit or Loss and Financial Investments

Details of financial assets at fair value through profit or loss and financial investments as of December 31, 2017 and 2018, are as follows:

	2017
	(In millions of Korean won)
Financial assets held for trading
Debt securities:
Government and public bonds	￦	6,232,514
Financial bonds		11,324,330
Corporate bonds		5,133,226
Asset-backed securities		161,991
Others		2,316,277
Equity securities:
Stocks and others		1,009,190
Beneficiary certificates		3,925,910
Others		73,855

Sub-total		30,177,293

Financial assets designated at fair value through profit or loss
Debt securities:
Corporate bonds		66,969
Equity securities:
Stocks and others		67,828
Derivative-linked securities		1,613,404
Privately placed bonds		301,851

Sub-total		2,050,052

Total financial assets at fair value through profit or loss	￦	32,227,345

Available-for-sale financial assets
Debt securities:
Government and public bonds	￦	3,629,479
Financial bonds		20,946,100
Corporate bonds		10,570,501
Asset-backed securities		2,402,437
Others		1,410,884
Equity securities:
Stocks and others		3,077,748
Equity investments and others		459,808
Beneficiary certificates		5,619,306

Sub-total		48,116,263

Held-to-maturity financial assets
Debts securities:
Government and public bonds		5,448,471
Financial bonds		2,474,841
Corporate bonds		6,218,723
Asset-backed securities		4,305,678
Others		44,267

Sub-total		18,491,980

Total financial investments	￦	66,608,243

	2018
	(In millions of Korean won)
Financial assets at fair value through profit or loss
Debt securities:
Government and public bonds	￦	7,922,936
Financial bonds		14,978,408
Corporate bonds		4,101,066
Asset-backed securities		84,382
Puttable instruments (investment funds, etc.)		10,252,377
Derivatives linked securities		3,516,626
Other debt securities		7,429,687
Equity securities:
Stocks		1,094,441
Other equity securities		193,221
Loans:
Private placed corporate bonds		823,071
Other loans		131,105
Due from financial institutions:
Other due from financial institutions		381,719
Others		78,808

Sub-total		50,987,847

Financial Investments
Financial assets measured at fair value through other comprehensive income
Debt securities:
Government and public bonds		3,475,214
Financial bonds		20,107,719
Corporate bonds		10,540,985
Asset-backed securities		1,100,041
Other debt securities		19,675
Equity securities:
Stocks		2,262,379
Equity investments		38,584
Other equity securities		69,153
Loans:
Private placed corporate bonds		389,822

Sub-total		38,003,572

Securities measured at amortized cost
Debt securities:
Government and public bonds		5,090,051
Financial bonds		6,847,055
Corporate bonds		6,943,332
Asset-backed securities		4,782,800
Allowance		(1,716)

Sub-total		23,661,522

Total financial investments	￦	61,665,094

Dividend incomes from the equity securities measured at fair value through other comprehensive income for the year ended December 31, 2018, are as follows:

		2018
		From the financial asset derecognized		From the remaining financial asset
		(In millions of Korean won)
Equity securities at fair value through other comprehensive income
Stocks	Listed	￦	—	￦	22,173
	Non-listed		—		25,121
Equity investments			—		2,256
Other equity securities			2,508		1,798

		￦	2,508	￦	51,348

The derecognized equity securities, measured at fair value through other comprehensive income for the year ended December 31, 2018, is as follows:

		2018
		Disposal price		Accumulated OCI as of disposal date
		(In millions of Korean won)
Equity securities at fair value through other comprehensive income
Stocks	Listed	￦	26,877	￦	18,330
	Non-listed		480		480
Other equity securities			80,000		2,567

		￦	107,357	￦	21,377

Provision, and reversal for the allowance of financial investments for the year ended December 31, 2018, are as follows:

	Impairment losses		Reversal of impairment		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	860	￦	873	￦	(13)
Loans measured at fair value through other comprehensive income		963		826		137
Securities measured at amortized cost		296		282		14

Total	￦	2,119	￦	1,981	￦	138

The impairment losses and the reversal of impairment losses in financial investments for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Impairment	Reversal		Net
	(In millions of Korean won)
Available-for-sale financial assets	￦ (35,216)	￦	328	￦ (34,888)

	2017
	Impairment	Reversal		Net
	(In millions of Korean won)
Available-for-sale financial assets	￦ (47,917)	￦	—	￦ (47,917)

Changes in the allowances for debt securities for the year ended December 31, 2018, are as follows:

	2018
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning[1]	￦	4,937	￦	482	￦	720
Transfer between stages
Transfer to 12-month expected credit losses		125		(125)		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Disposal		(170)		—		—
Provision (reversal) for loan losses		716		(180)		(398)
Others (change of currency ratio, etc.)		49		16		—

Ending	￦	5,657	￦	193	￦	322

[1]	Prepared in accordance with IFRS 9.